Geographic Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2011 Japan USD ($)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2009 Japan JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2011 North America USD ($)	Mar. 31, 2010 North America JPY (¥)	Mar. 31, 2009 North America JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2011 Europe USD ($)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2009 Europe JPY (¥)	Mar. 31, 2011 Asia USD ($)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2010 Asia JPY (¥)	Mar. 31, 2009 Asia JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries USD ($)	Mar. 31, 2010 Other Countries JPY (¥)	Mar. 31, 2009 Other Countries JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2009 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	¥ 6,966,929	$ 83,787	¥ 7,314,813	¥ 7,471,916	¥ 5,327,809	$ 64,075	¥ 5,583,228	¥ 6,097,676	¥ 1,920,416	$ 23,096	¥ 2,082,671	¥ 2,889,753	$ 37,740	¥ 3,138,112	¥ 2,431,648	¥ 2,450,412	¥ 1,640,422	$ 19,729	¥ 1,538,613	¥ 1,619,813
Inter-segment sales and transfers					4,019,317	48,339	3,905,490	4,714,821	101,327	1,218	87,298	125,238	61,081	734	64,378	123,375	2,844	236,422	223,679	268,917	168,694	2,028	135,248	263,087	(55,163)	(4,586,841)	(4,416,093)	(5,495,438)
Total net revenues	228,427	18,993,688	18,950,973	20,529,570	10,986,246	132,126	11,220,303	12,186,737	5,429,136	65,293	5,670,526	6,222,914	1,981,497	23,830	2,147,049	3,013,128	40,584	3,374,534	2,655,327	2,719,329	1,809,116	21,757	1,673,861	1,882,900	(55,163)	(4,586,841)	(4,416,093)	(5,495,438)
Operating expenses	222,795	18,525,409	18,803,457	20,990,581	11,348,642	136,484	11,445,545	12,424,268	5,089,633	61,210	5,585,036	6,613,106	1,968,349	23,672	2,180,004	3,156,361	36,820	3,061,557	2,451,800	2,543,269	1,648,987	19,831	1,558,287	1,795,252	(55,222)	(4,591,759)	(4,417,215)	(5,541,675)
Operating income (loss)	5,632	468,279	147,516	(461,011)	(362,396)	(4,358)	(225,242)	(237,531)	339,503	4,083	85,490	(390,192)	13,148	158	(32,955)	(143,233)	3,764	312,977	203,527	176,060	160,129	1,926	115,574	87,648	59	4,918	1,122	46,237
Assets	358,607	29,818,166	30,349,287	29,062,037	11,285,864	135,729	12,465,677	11,956,431	9,910,828	119,192	10,223,903	10,685,466	1,931,231	23,226	2,060,962	2,324,528	25,719	2,138,499	1,925,126	1,547,890	2,044,379	24,587	1,803,703	1,446,505	30,154	2,507,365	1,869,916	1,101,217
Long-lived assets	$ 75,877	¥ 6,309,160	¥ 6,710,901	¥ 7,401,681	¥ 3,123,042	$ 37,559	¥ 3,347,896	¥ 3,658,719	¥ 2,276,332	$ 27,376	¥ 2,401,172	¥ 2,726,419	¥ 305,627	$ 3,676	¥ 351,037	¥ 410,185	$ 4,141	¥ 344,304	¥ 361,296	¥ 372,330	¥ 259,855	$ 3,125	¥ 249,500	¥ 234,028